Revenue	9 Months Ended
Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	REVENUE
A.    Revenue disaggregation

For the nine- and three-month periods ended September 30, 2024 and 2023, the revenues were as follows:

For the nine- month period ended September 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2024
United States	Ps.	139,674,319	—	—	123,771,235	94,965,542	—	1,662,811	Ps.	360,073,907
Other	54,925,706		—	—	—	21,446,430	—	395,603	76,767,739
Europe	53,229,739		—	—	—	12,829,325	—	—	66,059,064
Local	109,946		482,599,661	296,360	—	241,144,092	584	14,497,091	738,647,734
Total	Ps.	247,939,710	482,599,661	296,360	123,771,235	370,385,389	584	16,555,505	Ps.	1,241,548,444
2023
United States	Ps.	217,971,647	—	—	134,228,006	104,523,934	—	1,482,472	Ps.	458,206,059
Other	60,332,448		—	—	—	7,762,101	—	106,368	68,200,917
Europe	47,808,171		—	—	—	2,566,390	—	—	50,374,561
Local	588,797		582,626,709	1,183,894	—	118,164,438	615	15,059,108	717,623,561
Total	Ps.	326,701,063	582,626,709	1,183,894	134,228,006	233,016,863	615	16,647,948	Ps.	1,294,405,098
Major products and services
2024
Crude oil	Ps.	247,829,764	—	—	—	10,672,199	—	—	Ps.	258,501,963
Gas	89,860		43,432,462	—	2,726,979	12,909,132	—	—	59,158,433
Refined petroleum products	—		427,053,488	—	658,943	256,750,284	—	—	684,462,715
Other	—		11,895,093	—	120,384,965	88,639,583	—	16,530,921	237,450,562
Services	20,086		218,618	296,360	348	1,414,191	584	24,584	1,974,771
Total	Ps.	247,939,710	482,599,661	296,360	123,771,235	370,385,389	584	16,555,505	Ps.	1,241,548,444
2023
Crude oil	Ps.	326,574,177	—	—	—	3,446,986	—	—	Ps.	330,021,163
Gas	107,487		46,858,440	—	3,514,792	26,401,001	—	—	76,881,720
Refined petroleum products	—		534,179,948	—	892,873	201,769,322	—	—	736,842,143
Other	—		1,332,156	—	129,820,341	63,985	—	16,612,475	147,828,957
Services	19,399		256,165	1,183,894	—	1,335,569	615	35,473	2,831,115
Total	Ps.	326,701,063	582,626,709	1,183,894	134,228,006	233,016,863	615	16,647,948	Ps.	1,294,405,098
Timing of revenue recognition
2024
Products transferred at a point in time	Ps.	247,919,624	469,151,890	296,360	123,770,887	368,971,198	—	16,530,921	Ps.	1,226,640,880
Products and services transferred over the time	20,086		13,447,771	—	348	1,414,191	584	24,584	14,907,564
Total	Ps.	247,939,710	482,599,661	296,360	123,771,235	370,385,389	584	16,555,505	Ps.	1,241,548,444
2023
Products transferred at a point in time	Ps.	326,681,664	565,247,312	1,183,894	134,228,006	231,681,294	—	16,612,475	Ps.	1,275,634,645
Products and services transferred over the time	19,399		17,379,397	—	—	1,335,569	615	35,473	18,770,453
Total	Ps.	326,701,063	582,626,709	1,183,894	134,228,006	233,016,863	615	16,647,948	Ps.	1,294,405,098

For the three-month periods ended September 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2024
United States	Ps.	42,917,676	—	—	48,039,538	29,316,075	—	851,202	Ps.	121,124,491
Other	18,900,083		—	—	—	8,354,394	—	172,760	27,427,237
Europe	18,430,447		—	—	—	3,680,025	—	—	22,110,472
Local	37,118		161,102,451	48,725	—	90,676,849	145	3,594,511	255,459,799
Total	Ps.	80,285,324	161,102,451	48,725	48,039,538	132,027,343	145	4,618,473	Ps.	426,121,999
2023
United States	Ps.	81,958,914	—	—	52,356,062	35,561,317	—	613,219	Ps.	170,489,512
Other	20,572,761		—	—	—	2,497,404	—	65,848	23,136,013
Europe	13,911,401		—	—	—	(7,375)	—	—	13,904,026
Local	36,113		190,862,135	299,619	—	57,124,362	158	5,957,321	254,279,708
Total	Ps.	116,479,189	190,862,135	299,619	52,356,062	95,175,708	158	6,636,388	Ps.	461,809,259
Major products and services
2024
Crude oil	Ps.	80,248,205	—	—	—	5,206,475	—	—	Ps.	85,454,680
Gas	30,231		15,927,735	—	2,726,979	4,043,691	—	—	22,728,636
Refined petroleum products	—		142,519,341	—	(52,688,433)	35,823,328	—	—	125,654,236
Other	—		2,613,426	—	98,000,833	86,449,462	—	4,608,092	191,671,813
Services	6,888		41,949	48,725	159	504,387	145	10,381	612,634
Total	Ps.	80,285,324	161,102,451	48,725	48,039,538	132,027,343	145	4,618,473	Ps.	426,121,999
2023
Crude oil	Ps.	116,443,078	—	—	—	1,491,611	—	—	Ps.	117,934,689
Gas	29,891		15,209,450	—	1,074,987	9,130,512	—	—	25,444,840
Refined petroleum products	—		176,462,997	—	353,233	84,622,478	—	—	261,438,708
Other	—		(901,832)	—	50,927,842	(391,912)	—	6,628,712	56,262,810
Services	6,220		91,520	299,619	—	323,019	158	7,676	728,212
Total	Ps.	116,479,189	190,862,135	299,619	52,356,062	95,175,708	158	6,636,388	Ps.	461,809,259
Timing of revenue recognition
2024
Products transferred at a point in time	Ps.	80,278,436	155,114,982	48,725	48,039,379	131,522,956	—	4,608,092	Ps.	419,612,570
Products and services transferred over the time	6,888		5,987,469	—	159	504,387	145	10,381	6,509,429
Total	Ps.	80,285,324	161,102,451	48,725	48,039,538	132,027,343	145	4,618,473	Ps.	426,121,999
2023
Products transferred at a point in time	Ps.	116,472,969	183,917,952	299,619	52,356,062	94,852,689	—	6,628,712	Ps.	454,528,003
Products and services transferred over the time	6,220		6,944,183	—	—	323,019	158	7,676	7,281,256
Total	Ps.	116,479,189	190,862,135	299,619	52,356,062	95,175,708	158	6,636,388	Ps.	461,809,259

Nature, performance obligations and timing of revenue recognition-

Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “CRE”).

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Products / services	Nature, performance obligations	Timing of revenue recognition
Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

B.    Accounts receivable in the statement of financial position

As of September 30, 2024 and December 31, 2023, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps.119,382,999 and Ps.111,394,431, respectively (see Note 10).

C.    Practical expedients

i.    Significant financial component, less than one year

PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.

ii.    Practical expedient

PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.
When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.

D. The Automotive Incentive

On March 4, 2022, the Mexican Government published a decree in the Official Gazette of the Federation establishing a tax incentive pursuant to which PEMEX can recover the difference between the international reference price of gasoline and the price at which gasoline is traded in the domestic market, effective until December 31, 2024. The incentive is included in the domestic revenues line item in the Statement of Comprehensive Income.